Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Lease Liabilities
Lease liabilities, beginning balance	$ 101
Additions	1,311	203
Accretion of lease liabilities	3	9
Lease payments	(72)	(115)
Foreign exchange loss		4
Lease liabilities, ending balance	1,343	101
Current portion of lease liabilities	401	65
Lease liabilities	942	36
Balance at end of year	$ 1,343	$ 101